Vessel Operating and Supervision Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Vessel Operating and Supervision Costs
Crew and vessel management employee costs	$ 24,819	$ 20,548	$ 49,661	$ 40,936
Technical maintenance expenses	9,573	7,583	17,749	17,304
Other vessel operating expenses	6,296	4,474	12,531	9,417
Total	$ 40,688	$ 32,605	$ 79,941	$ 67,657